Average Annual Total Returns{- Fidelity Flex Freedom Blend 2010 Fund} - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-12 - Fidelity Flex Freedom Blend 2010 Fund	Fidelity Flex Freedom Blend 2010 Fund Return Before Taxes Past 1 year	Fidelity Flex Freedom Blend 2010 Fund Return Before Taxes Since Inception		Fidelity Flex Freedom Blend 2010 Fund After Taxes on Distributions Past 1 year	Fidelity Flex Freedom Blend 2010 Fund After Taxes on Distributions Since Inception		Fidelity Flex Freedom Blend 2010 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Freedom Blend 2010 Fund After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0201 Past 1 year	F0201 Since Inception
Total	5.61%	7.26%	[1]	3.53%	5.54%	[1]	3.92%	5.11%	[1]	(1.54%)	3.37%	[1]	5.40%	7.16%	[1]

[1]	(a)From June 8, 2017